Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Oct. 30, 2021	Mar. 31, 2022
Commitments and Contingencies [Abstract]
Acquire additional percentage		49.00%
Convertible preference shares (in Shares)		900,000
Convertible preference per share (in Dollars per share)		$ 100
Aggregating amount		$ 1,194,822
Invest price	$ 800,000
Prepaid amount	$ 70,000
Shareholding percentage	75.00%